SUPPLEMENT DATED JUNE 1, 2007 TO THE PROSPECTUS
                              DATED APRIL 30, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


PLEASE ADD THE FOLLOWING BULLET AFTER THE FOURTH BULLET IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" FOR THE JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND:

     o Y. Dogan Sahin, CFA (PORTFOLIO MANAGER OF ADVISORY SERVICES), has been a portfolio manager of the Franklin Small Cap Value Fund since June 2007. Mr. Sahin is also a part of a research team for other funds managed by Franklin Advisory Services. He joined Franklin Templeton Investments in September 2003. Prior to his current position, Mr. Sahin was a research analyst working primarily with the Franklin Small Cap Value Fund. Before joining Franklin Advisory Services, Mr. Sahin was a research analyst in Franklin's San Mateo, California office, where he provided industry-specific equity research of specialty retail companies. Mr. Sahin joined Franklin Templeton in July 2001. Mr. Sahin earned a B.A. in chemistry and biology from Carleton College and an M.A. in molecular and cell biology from U.C. Berkeley. He is a Chartered Financial Analyst (CFA) Charterholder.




This Supplement is dated June 1, 2007.


(To be used with VC5995 Rev. 05/07, VC3656 Rev. 05/07, VC3657 Rev. 05/07, VC3723
Rev. 05/07,  NV3174CE Rev. 05/07,  NV3784 Rev. 05/07,  VC4224 Rev. 05/07, NV4224
Rev. 05/07, VC5526 Rev. 05/07,  NV5526 Rev. 05/07,  FVC4224FT Rev. 05/07, VC5890
05/07,  VC5869 05/07,  NV5869 05/07,  NV5890 05/07,  VC5825 05/07, NV5825 05/07,
VC5884 05/07, VC5885 05/07, HR105 Rev. 05/07, and VC2440 Rev. 05/07.)

                                                                     V6148 06/07

                 SUPPLEMENT DATED JUNE 1, 2007 TO THE PROSPECTUS
                              DATED APRIL 30, 2007

                               JNL(R) SERIES TRUST

ON THE FRONT COVER OF THE PROSPECTUS, PLEASE ADD THE FOLLOWING FUND:

JNL/JPMorgan International Equity Fund

PLEASE DELETE THE FOOTNOTE FOR THE JNL/JPMORGAN INTERNATIONAL EQUITY FUND ON PAGE 120.

FOR THE JNL/JPMORGAN INTERNATIONAL EQUITY FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "PERFORMANCE":

CLASS B
                                [OBJECT OMITTED]
10.94%    22.97%
------    ------
2005      2006

In the periods shown in the chart, the Fund's highest quarterly return was 15.29% (4th quarter of 2004) and its lowest quarterly return was -0.32% (2nd quarter of 2005).

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2006
--------------------------------------------------------------------------- ------------------- --------------------
                                                                                  1 year          Life of Class*
--------------------------------------------------------------------------- ------------------- --------------------
JNL/JPMorgan International Equity Fund (Class B)                                  22.97%              16.16%
Morgan Stanley Europe and Australasia, Far East Equity
(MSCI E.A.FE.) Index                                                              26.42%              19.03%
--------------------------------------------------------------------------- ------------------- --------------------

The Morgan Stanley Europe and Australasia, Far East Equity (MSCI E.A.FE.) Index is a broad-based, unmanaged index.
* The Class B shares of the Fund began operations on March 5, 2004. Prior to May 2, 2005, the Fund was managed by Putnam Investment Management, Inc.

FOR THE JNL/JPMORGAN INTERNATIONAL EQUITY FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "EXPENSES":

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee*                                                                        0.83%
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Fee                                                                                             0.00%
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.00%
--------------------------------------------------------------------------------------------- -----------------------
Total Annual Fund Operating Expenses                                                                  0.83%
--------------------------------------------------------------------------------------------- -----------------------

* The management/administrative fee has been restated to reflect that effective April 30, 2007, the fee was reduced to the level shown in the table above.

FOR THE JNL/JPMORGAN INTERNATIONAL EQUITY FUND, PLEASE ADD THE FOLLOWING TABLE IN THE SECTION ENTITLED "EXPENSE EXAMPLE":

------------------------------------------------------------------------------------ --------------------------
EXPENSE EXAMPLE                                                                               CLASS B
------------------------------------------------------------------------------------ --------------------------
1 Year                                                                                           $85
------------------------------------------------------------------------------------ --------------------------
3 Years                                                                                         $265
------------------------------------------------------------------------------------ --------------------------
5 Years                                                                                         $460
------------------------------------------------------------------------------------ --------------------------
10 Years                                                                                      $1,025
------------------------------------------------------------------------------------ --------------------------

This Supplement is dated June 1, 2007.

(To be used with HR105 Rev. 05/07 and VC2440 Rev. 05/07.)

                                                                    V6151 06/07

                          SUPPLEMENT DATED JUNE 1, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 30, 2007

                               JNL(R) SERIES TRUST


Please note that the changes apply to your variable annuity and/or variable life product(s).


ON PAGE 86, IN THE SUBSECTION ENTITLED "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER AND POTENTIAL CONFLICTS OF INTEREST" FOR THE JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND, PLEASE ADD THE FOLLOWING TABLE:

                                                                  Number Of                       Total
Y. Dogan Sahin, CFA                                                ACCOUNTS                 ASSETS (MILLIONS)
                                                                   --------                 -----------------
registered investment companies: .......................              0                            $0
                                                             ---------------------    ------------------------------
other pooled investment vehicles:.......................              0                            $0
                                                             ---------------------    ------------------------------
other accounts:.........................................              0                            $0
                                                             ---------------------    ------------------------------


ON PAGE 87, IN THE SUBSECTION ENTITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGER" FOR THE JNL/FRANKLIN TEMPLETON SMALL CAP VALUE FUND PLEASE DELETE THE TABLE IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

 -------------------------------- ------------ ------------------- --------------- ------------------- --------------
 SECURITY OWNERSHIP OF             William J.        Bruce C.         Margaret          Donald G.        Y. Dogan
 PORTFOLIO MANAGERS                 Lippman       Baughman, CPA         McGee         Taylor, CPA       Sahin, CFA
 -------------------------------- ------------ ------------------- --------------- ------------------- --------------
 None                                  X                X                 X                 X                X
 -------------------------------- ------------ ------------------- --------------- ------------------- --------------
 $1-$10,000
 -------------------------------- ------------ ------------------- --------------- ------------------- --------------
 $10,001-$50,000
 -------------------------------- ------------ ------------------- --------------- ------------------- --------------
 $50,001-$100,000
 -------------------------------- ------------ ------------------- --------------- ------------------- --------------
 $100,001-$500,000
 -------------------------------- ------------ ------------------- --------------- ------------------- --------------
 $500,001-$1,000,000
 -------------------------------- ------------ ------------------- --------------- ------------------- --------------
 Over $1,000,000
 -------------------------------- ------------ ------------------- --------------- ------------------- --------------


This Supplement is dated June 1, 2007.

(To be used with V3180 Rev. 05/07.)
                                                                     V6149 06/07